Contributed equity - Summary of Information about Shares Reserved for Employee Share Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Share Plans [Member]
Disclosure of classes of share capital [line items]
Beginning balance, shares	1,819,744	1,766,099	1,985,306
Beginning balance	$ (30)	$ (23)	$ (39)
Purchases during the year, shares	2,232,589	2,683,469	2,242,345
Purchases during the year	$ (45)	$ (47)	$ (32)
Vested/allocated during the year, shares	(2,178,556)
Vested/allocated during the year	$ 37
Vested during the year, shares		(2,629,824)	(2,461,552)
Vested during the year		$ 40	$ 48
Ending balance, shares	1,873,777	1,819,744	1,766,099
Ending balance	$ (38)	$ (30)	$ (23)
Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Beginning balance, shares	0
Beginning balance	$ 0
Purchases during the year, shares	6,823,092
Purchases during the year	$ (144)
Vested/allocated during the year, shares	(6,823,092)
Vested/allocated during the year	$ 144
Ending balance, shares	0	0
Ending balance	$ 0	$ 0